Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of contractual amount of off-balance-sheet financial instruments

(in thousands)	2020	2019
Commitments to extend credit	$264,528	$240,758
Commitments to originate residential first and second mortgage loans	51,270	3,980
Standby letters of credit	125,800	97,348
Total	441,598	342,086